Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of Components of Expense Assumptions

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2019	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2018	45.00	0.85%~0.90%	25.00	0.90%

Summary of Net Liabilities of Insurance Contracts
(b)	Net liabilities of insurance contracts

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Gross
Long-term insurance contracts	2,521,331	2,189,794
Short-term insurance contracts
- Claims and claim adjustment expenses	18,404	14,805
- Unearned premiums	13,001	11,432

Total, gross	2,552,736	2,216,031

Recoverable from reinsurers
Long-term insurance contracts (Note 13)	(3,839)	(3,123)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 13)	(145)	(140)
- Unearned premiums (Note 13)	(369)	(370)

Total, ceded	(4,353)	(3,633)

Net
Long-term insurance contracts	2,517,492	2,186,671
Short-term insurance contracts
- Claims and claim adjustment expenses	18,259	14,665
- Unearned premiums	12,632	11,062

Total, net	2,548,383	2,212,398

Summary of Movements in Liabilities of Short-Term Insurance Contracts
The table below presents movements in claims and claim adjustment expense reserve:

	2019 RMB million	2018 RMB million
Notified claims	2,536	2,672
Incurred but not reported	12,269	11,106

Total as at 1 January - Gross	14,805	13,778

Cash paid for claims settled
- Cash paid for current year claims	(33,244)	(27,165)
- Cash paid for prior year claims	(14,551)	(12,876)
Claims incurred
- Claims arising in current year	49,727	40,601
- Claims arising in prior years	1,667	467

Total as at 31 December - Gross	18,404	14,805

Notified claims	2,781	2,536
Incurred but not reported	15,623	12,269

Total as at 31 December - Gross	18,404	14,805

Summary of Movements in Unearned Premium Reserves
The table below presents movements in unearned premium reserves:

	Gross	2019 RMB million Ceded	Net	Gross	2018 RMB million Ceded	Net
As at 1 January	11,432	(370)	11,062	12,289	(527)	11,762
Increase	13,001	(369)	12,632	11,432	(370)	11,062
Release	(11,432)	370	(11,062)	(12,289)	527	(11,762)

As at 31 December	13,001	(369)	12,632	11,432	(370)	11,062

Summary of Movements in Liabilities of Long-Term Insurance Contracts
The table below presents movements in the liabilities of long-term insurance contracts:

	2019 RMB million	2018 RMB million
As at 1 January	2,189,794	1,999,066
Premiums	497,570	480,496
Release of liabilities (i)	(282,189)	(385,761)
Accretion of interest	114,234	99,618
Change in assumptions
- Change in discount rates	(4,906)	(6,020)
- Change in other assumptions (ii)	7,308	2,946
Other movements	(480)	(551)

As at 31 December	2,521,331	2,189,794

(i)	The release of liabilities mainly consists of release due to death or other benefits and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)
For the year ended 31 December 2019, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB4,737 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB2,571 million.

For the year ended 31 December 2018, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB3,877 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates decreased insurance contract liabilities by RMB931 million.

Investment returns of asset portfolio backing [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2019	4.85%
As at 31 December 2018	4.85%

Yield curve of reserve computation benchmark for insurance contracts [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed spot discount rates with risk margin for the past two years are as follows:

Discount rate assumptions
As at 31 December 2019	3.52%~4.83%
As at 31 December 2018	3.47%~4.86%